Share-Based Compensation - Summary of Activity Related to LTIP Shares Issued to Our Employees (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-vested at beginning of period, Shares	4,735,442	5,952,331	5,220,692
Granted, Shares	161,290	1,466,523	2,799,836
Vested, Shares	(977,573)	(2,586,060)	(1,331,943)
Forfeited, Shares	(225,403)	(97,352)	(736,254)
Non-vested at end of period, Shares	3,693,756	4,735,442	5,952,331
Non-vested at beginning of period, Weighted Average Grant Date Fair Value	$ 5.73	$ 3.25	$ 1.20
Granted, Weighted Average Grant Date Fair Value	$ 9.92	$ 7.68	$ 5.76
Vested, Weighted Average Grant Date Fair Value	$ 3.46	$ 1.22	$ 1.20
Forfeited, Weighted Average Grant Date Fair Value	$ 6.96	$ 6.14	$ 1.99
Non-vested at end of period, Weighted Average Grant Date Fair Value	$ 6.49	$ 5.73	$ 3.25
2012 Long Term Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-vested at beginning of period, Shares	1,805,123
Granted, Shares	1,628,822	1,835,833
Vested, Shares	(615,315)	(20,123)
Forfeited, Shares	(120,423)	(10,587)
Non-vested at end of period, Shares	2,698,207	1,805,123
Non-vested at beginning of period, Weighted Average Grant Date Fair Value	$ 7.63
Granted, Weighted Average Grant Date Fair Value	$ 9.00	$ 7.63
Vested, Weighted Average Grant Date Fair Value	$ 7.65	$ 7.63
Forfeited, Weighted Average Grant Date Fair Value	$ 8.22	$ 7.63
Non-vested at end of period, Weighted Average Grant Date Fair Value	$ 8.43	$ 7.63
2012 Long Term Incentive Plan [Member] | PSU [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-vested at beginning of period, Shares	8,419,684
Granted, Shares	587,091	8,450,275
Forfeited, Shares	(589,264)	(30,591)
Non-vested at end of period, Shares	8,417,511	8,419,684
Non-vested at beginning of period, Weighted Average Grant Date Fair Value	$ 7.63
Granted, Weighted Average Grant Date Fair Value	$ 9.33	$ 7.63
Forfeited, Weighted Average Grant Date Fair Value	$ 7.64	$ 7.63
Non-vested at end of period, Weighted Average Grant Date Fair Value	$ 7.75	$ 7.63